Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2014	2015
Computer equipment	$9,753	$20,177
Office equipment	1,282	3,073
Vehicles	35	34
Leasehold improvement	2,576	2,914
Less: accumulated depreciation	(3,794)	(10,440)
Exchange difference	84	501

	$9,936	$16,259